Other Short-Term Borrowings (Detail) - Deutsche Bank AG - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Components of Short Term Borrowings [Line Items]
Commercial paper	€ 13,211	€ 5,954
Other	4,993	3,940
Total other short-term borrowings	€ 18,204	€ 9,895